ROU Assets and Lease Liabilities (Details) - Schedule of Other Supplemental Information about the Company's Finance Lease	Sep. 30, 2023
ROU Assets and Lease Liabilities (Details) - Schedule of Other Supplemental Information about the Company's Finance Lease [Line Items]
Weighted average remaining lease term (years)	10 months 24 days
Minimum [Member]
ROU Assets and Lease Liabilities (Details) - Schedule of Other Supplemental Information about the Company's Finance Lease [Line Items]
Weighted average discount rate	1.66%
Maximum [Member]
ROU Assets and Lease Liabilities (Details) - Schedule of Other Supplemental Information about the Company's Finance Lease [Line Items]
Weighted average discount rate	1.90%